EMPLOYEE AND DIRECTOR INCENTIVE PLANS - Stock Option Activity (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Total Intrinsic Value of Restricted Stock Options Exercisable
Total intrinsic value of stock options outstanding at beginning of period		$ 0
Total intrinsic value of stock options granted	$ 0	0
Intrinsic value of options exercised	0	0
Total intrinsic value of stock options forfeited/expired	0	$ 0
Total intrinsic value of stock options outstanding at end of period	0
Total intrinsic value of stock options exercisable	$ 1,279
Stock Options
Number of Stock Options
Beginning balance (in shares)	551	0
Granted (in shares)	1,706	574
Exercised (in shares)	0	0
Forfeited/expired (in shares)	179	23
Ending balance (in shares)	2,078	551
Exercisable (in shares)	169
Weighted-Average Grant Date Fair Value
Beginning balance (usd per share)	$ 3.34	$ 0
Granted (in usd per share)	4.14	3.34
Exercised (usd per share)	0	0
Forfeited/expired (usd per share)	4.07	0
Ending balance (usd per share)	3.92	$ 3.34
Weighted-average grant-date strike price of options (in dollars per share)	$ 7.58
Weighted-Average Remaining Contractual Term (in Years)
Granted (in years)	6 years 1 month 6 days	5 years 10 months 24 days
Forfeited/Expired (in years)	6 years 1 month 6 days
Outstanding (in years)	6 years 1 month 6 days	5 years 10 months 24 days